Fair Value - Effect of Changes in Significant Unobservable Assumptions to Reasonably Possible Alternatives (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Fair Value Financial Assets And Liabilities [abstract]
Increase (decrease) in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ 2,484	€ 1,831
Increase in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	131	125
Decrease in fair value measurement due to change in one or more unobservable inputs to reflect reasonably possible alternative assumptions, liabilities	€ (126)	€ (120)